Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (3,500,214)	$ (3,884,911)	$ (3,848,143)	$ (8,171,232)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	13,836	25,965	34,569	44,805
Loss on disposition of assets	48,327			189,867
Forgiveness of PPP loan	(471,300)		(812,324)
Interest expense	2,143,153		3,348,103
Amortization of debt discount		260,246		1,429,386
Amortization of deferred financing costs				76,927
Preferred dividends – accrued		69,624	(95,488)	90,732
Provision for bad debts		1,582	92,444	41,513
Changes in operating assets and liabilities:
Accounts receivable		41,661		1,182,044
Other current assets	18,707	(301,920)	(69,687)	(77,926)
(Increase) decrease in leased assets	289,537	260,373	(1,297,511)	2,044,087
Deposit			(257,083)
Deferred tax asset			111,950
Accounts payable and accrued liabilities	1,110,947	2,978,967	224,112	(1,842,150)
(Increase) decrease in lease liabilities	(205,478)	1,233,798	862,422	(1,803,498)
Net cash provided by (used in) operating activities	(552,485)	685,385	(1,706,636)	(6,795,445)
Cash flows from investing activities:
Proceeds from sale of fixed assets	10,000		7,000	146,697
Purchase of property and equipment		(1,638,987)		(82,918)
Net cash (used in) provided by investing activities	10,000	(1,638,987)	7,000	63,779
Cash flows from financing activities:
Payments on notes payable	(90,000)			(173,764)
Proceeds from issuance of convertible notes	615,000	942,500	1,706,945	6,865,817
Proceeds from sale of preferred stock				45,000
Net cash provided by (used in) financing activities	525,000	942,500	1,706,945	6,737,053
Net change in cash	(17,485)	(11,102)	7,309	5,387
Cash, beginning of period	19,915	12,607	12,607	7,219
Cash, end of period	2,430	1,505	19,915	12,607
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of cash flow information:
Note Payable addition from OID		235,625		351,712
Warrants issued for debt discount				1,672
Common shares issued for convertible notes - inducement		$ 15,812		$ 2,703